Stockholders' equity (Details) (USD $)	1 Months Ended		3 Months Ended
	Apr. 30, 2012	Nov. 30, 2011	Mar. 31, 2012 vote
Stockholders' equity
Number of Votes per common and preferred class A stock share per person			1
Number of preferred special shares held with The Brazilian Government			12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)			25.00%
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)			25.00%
Minimum Dividend percentage for preferred stockholders of the preferred capital			6.00%
Dividend percentage for preferred stockholders if greater than 6%			3.00%
Approval of interest on capital	$ 3,000,000,000
Approval of interest on capital per outstanding share (in dollars per share)	$ 0.588547644
Debt conversion
Aggregate purchase price of shares repurchased		$ 3,000,000,000
Preferred Class A
Debt conversion
Shares acquired		81,451,900
Shares acquired average purchase price (in dollars per share)		$ 24.09
Repurchased shares expressed as percentage of free float of preferred shares		4.24%
Common stock
Debt conversion
Shares acquired		39,536,080
Shares acquired average purchase price (in dollars per share)		$ 26.25
Repurchased shares expressed as percentage of free float of preferred shares		3.10%